CASH AND CASH EQUIVALENTS AND FINANCIAL INVESTMENTS - Summary of Financial Investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Total	$ 964.9	$ 988.0
Current	676.1	639.7
Non-current	288.8	348.3
Fixed-term deposit
Disclosure of financial assets [line items]
Total	381.6	468.2
Structured notes
Disclosure of financial assets [line items]
Total	243.4	133.2
Investment funds
Disclosure of financial assets [line items]
Total	120.8	125.2
Private securities
Disclosure of financial assets [line items]
Total	76.4	99.9
Public securities
Disclosure of financial assets [line items]
Total	66.4	66.5
Others
Disclosure of financial assets [line items]
Total	$ 76.3	$ 95.0